UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2007

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX                 2/13/08
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          122

Form 13F Information Table Value Total:  $   244,701
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY     DISCRETION      OTHER        VOTING
                                                                                                             MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                        COM              00206R102     1444515        34757 SHRS    SOLE            N/A         SOLE
Abbott Labs                         COM              002824100      364975         6500 SHRS    SOLE            N/A         SOLE
Ace Ltd                             COM              G0070K111      262900        11000 SHRS    SOLE            N/A         SOLE
Advanced Micro Devices              COM              007903107      112500        15000 SHRS    SOLE            N/A         SOLE
Advantage Energy Income Fund        COM              00762L101      129683        14720 SHRS    SOLE            N/A         SOLE
Altria Group Inc                    COM              02209S103     1640086        21700 SHRS    SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103     7123038       136092 SHRS    SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100      265625         1341 SHRS    SOLE            N/A         SOLE
Bank of America Corp                COM              060505104     2855316        69203 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway B                COM              084670207    11461120         2420 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway A                COM              084670108      283200            2 SHRS    SOLE            N/A         SOLE
Borders Group Inc                   COM              009709107     2663033       250050 SHRS    SOLE            N/A         SOLE
Burlington Northern Santa Fe        COM              12189T104     2726427        32758 SHRS    SOLE            N/A         SOLE
Canadian Superior Energy Inc        COM              136644101      145500        50000 SHRS    SOLE            N/A         SOLE
Carmax Inc                          COM              143130102     5134803       259990 SHRS    SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100      758736         8130 SHRS    SOLE            N/A         SOLE
China Mobile Ltd ADR                COM              16941M109      246450         2837 SHRS    SOLE            N/A         SOLE
Cintas Corp                         COM              172908105      586736        17452 SHRS    SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102     5567087       205656 SHRS    SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102    -4886135      -180500 CALL    SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102      249044         9200  PUT    SOLE            N/A         SOLE
Citigroup                           COM              172967101      220241         7481 SHRS    SOLE            N/A         SOLE
Coca-Cola Co                        COM              191216100     6921624       112785 SHRS    SOLE            N/A         SOLE
Commerce Bancorp Inc                COM              200519106     6136143       160885 SHRS    SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103     1080293        36682 SHRS    SOLE            N/A         SOLE
ConocoPhillips                      COM              20825C104     7779760        88106 SHRS    SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105     7544224       108145 SHRS    SOLE            N/A         SOLE
Covidien Ltd                        COM              G2552X108     1217232        27483 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     1102582        44985 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     -220590        -9000 CALL    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101      220590         9000  PUT    SOLE            N/A         SOLE
eBay Inc                            COM              278642103     4743183       142910 SHRS    SOLE            N/A         SOLE
Electronic Data Systems             COM              285661104     -207300       -10000 CALL    SOLE            N/A         SOLE
Encore Wire Corp                    COM              292562105      159200        10000 SHRS    SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102     9749828       104065 SHRS    SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102     -983745       -10500 CALL    SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107      786968        53865 SHRS    SOLE            N/A         SOLE
Fidelity Natl Info Svcs Inc         COM              31620M106      983345        23644 SHRS    SOLE            N/A         SOLE
First Marblehead Corp               COM              320771108     1359099        88830 SHRS    SOLE            N/A         SOLE
Freeport Mcmorn Cp&Gld B            COM              35671D857     1513244        14772 SHRS    SOLE            N/A         SOLE
Freeport Mcmorn Cp&Gld B            COM              35671D857    -1495624       -14600 CALL    SOLE            N/A         SOLE
Freeport Mcmorn Cp&Gld B            COM              35671D857     1495624        14600  PUT    SOLE            N/A         SOLE
FreightCar America Inc              COM              357023100     1891050        54030 SHRS    SOLE            N/A         SOLE
Gannett Co                          COM              364730101      644904        16536 SHRS    SOLE            N/A         SOLE
General Electric Corp               COM              369604103     2102031        56704 SHRS    SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105      541710        11700 SHRS    SOLE            N/A         SOLE
Health Care Sector SPDR             COM              81369Y209     8289165       234754 SHRS    SOLE            N/A         SOLE
Info Tech VIPERs                    COM              92204A702     4115260        68451 SHRS    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100     2343331        87897 SHRS    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100     -402566       -15100 CALL    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100      269266        10100  PUT    SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103     1784339        85212 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101     1144864        10591 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101    -1178290       -10900 CALL    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101     1308010        12100  PUT    SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107       91091        31089 SHRS    SOLE            N/A         SOLE
iShares FTSE/Xinhua China 25 I      COM              464287184      340900         2000 SHRS    SOLE            N/A         SOLE
iShares InvesTop Corp Bond          COM              464287242      270278         2578 SHRS    SOLE            N/A         SOLE
iShares Lehman 7-10 Yr Treasur      COM              464287440      528412         6073 SHRS    SOLE            N/A         SOLE
iShares Russell 1000 Index          COM              464287622      431830         5425 SHRS    SOLE            N/A         SOLE
iShares Russell Midcap Index        COM              464287499      200350         1935 SHRS    SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103      536500        50000 SHRS    SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104     8842560       132572 SHRS    SOLE            N/A         SOLE
Kraft Foods Inc                     COM              50075N104      399620        12247 SHRS    SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104       91640        14500 SHRS    SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104     6869016        13987 SHRS    SOLE            N/A         SOLE
Merck & Co Inc                      COM              589331107      225416         3879 SHRS    SOLE            N/A         SOLE
Merrill Lynch & Co Inc              COM              590188108      402600         7500 SHRS    SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104     9262619       260186 SHRS    SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104     -605200       -17000 CALL    SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104      950520        26700  PUT    SOLE            N/A         SOLE
Mosaic Company                      COM              61945A107      644720         6834 SHRS    SOLE            N/A         SOLE
Mosaic Company                      COM              61945A107     -641512        -6800 CALL    SOLE            N/A         SOLE
Mosaic Company                      COM              61945A107      641512         6800  PUT    SOLE            N/A         SOLE
Motorola Inc                        COM              620076109      336016        20949 SHRS    SOLE            N/A         SOLE
Motorola Inc                        COM              620076109      721800        45000 CALL    SOLE            N/A         SOLE
NASDAQ 100 Trust Shares             COM              73935A104     7821294       152700 SHRS    SOLE            N/A         SOLE
NewBridge Bancorp                   COM              65080T102      177873        16485 SHRS    SOLE            N/A         SOLE
Office Depot Inc                    COM              676220106     2282075       164060 SHRS    SOLE            N/A         SOLE
Orthologic Corp                     COM              68750J107       13500        10000 SHRS    SOLE            N/A         SOLE
P P G Industries Inc                COM              693506107      561840         8000 SHRS    SOLE            N/A         SOLE
PACCAR Inc                          COM              693718108     5667018       104020 SHRS    SOLE            N/A         SOLE
Palatin Technologies Inc            COM              696077304        2000        10000 SHRS    SOLE            N/A         SOLE
Palm Harbor Homes Inc               COM              696639103     1054989        99999 SHRS    SOLE            N/A         SOLE
Papa Johns Intl Inc                 COM              698813102     3944806       173780 SHRS    SOLE            N/A         SOLE
Pepsico                             COM              713448108      352875         4649 SHRS    SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103      365774        16092 SHRS    SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107     8026610       164345 SHRS    SOLE            N/A         SOLE
PrimeWest Energy Trust              COM              741930309      215112         7926 SHRS    SOLE            N/A         SOLE
Proctor & Gamble                    COM              742718109      203316         2769 SHRS    SOLE            N/A         SOLE
Provident Energy Trust              COM              74386K104      100000        10000 SHRS    SOLE            N/A         SOLE
Questar Corporation                 COM              748356102      432800         8000 SHRS    SOLE            N/A         SOLE
Quicksilver Resources Inc           COM              74837R104     3538871        59387 SHRS    SOLE            N/A         SOLE
Retractable Tech Inc                COM              76129W105       25308        16650 SHRS    SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104      410550        16100 SHRS    SOLE            N/A         SOLE
Sirius Satellite Radio              COM              82966U103      378750       125000 SHRS    SOLE            N/A         SOLE
Superior Industries Intl Inc        COM              868168105     2832521       155890 SHRS    SOLE            N/A         SOLE
Sysco Corporation                   COM              871829107      522924        16755 SHRS    SOLE            N/A         SOLE
Teva Pharmaceutical Industries      COM              881624209      302120         6500 SHRS    SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103     1030610        14702 SHRS    SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104      272774         8167 SHRS    SOLE            N/A         SOLE
Thermo Fisher Scientific Inc        COM              883556102     3814378        66130 SHRS    SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109      550412         3845 SHRS    SOLE            N/A         SOLE
Treaty Oak Bancorp Inc              COM              89464P106      138373        13566 SHRS    SOLE            N/A         SOLE
Tyco Electronics Ltd                COM              G9144P105     1020452        27483 SHRS    SOLE            N/A         SOLE
Tyco Intl Ltd                       COM              902124106     1087727        27433 SHRS    SOLE            N/A         SOLE
Ultra QQQ ProShares                 COM              74347R206      496100         5000 SHRS    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106      976572        13809 SHRS    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106     -940576       -13300 CALL    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106      940576        13300  PUT    SOLE            N/A         SOLE
Valero Energy Corp                  COM              91913Y100      217093         3100 SHRS    SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102     6631604       174378 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     6943831       146094 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     6235936       131200 CALL    SOLE            N/A         SOLE
Washington Post Co                  COM              939640108     4431217         5599 SHRS    SOLE            N/A         SOLE
Wells Fargo & Co                    COM              949746101    14004567       463881 SHRS    SOLE            N/A         SOLE
Western Union Company               COM              959802109     6558586       270123 SHRS    SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106     3626003        44420 SHRS    SOLE            N/A         SOLE
Wyeth                               COM              983024100      207693         4700 SHRS    SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106     4435747        86366 SHRS    SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106    -1027200       -20000 CALL    SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106     1181280        23000  PUT    SOLE            N/A         SOLE